Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2017	Feb. 29, 2016	May 31, 2016	May 31, 2015
Income Statement [Abstract]
Revenues	$ 27	$ 195	$ 90	$ 532	$ 694	$ 1,370
Operating Expenses
General and administrative expenses	3,269	4,792	29,418	10,273	24,739	6,941
Total Operating Expenses	3,269	4,792	29,418	10,273	24,739	6,941
Loss before Provision for Income Taxes	(3,242)	(4,597)	(29,328)	(9,741)	(24,045)	(5,571)
Provision for Income (Credits) Taxes	0	0	0	0	0	0
Net Loss	(3,242)	(4,597)	(29,328)	(9,741)	(24,045)	(5,571)
Other Comprehensive Loss
Foreign currency translation adjustment	381	908	729	(709)	2,536	1,328
Total Comprehensive Loss	$ (2,861)	$ (3,689)	$ (28,599)	$ (10,450)	$ (21,509)	$ (4,243)
Net Loss per Share: Basic and Diluted	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ (.01)	$ 0.00
Weighted Average Number of Shares Outstanding: Basic and Diluted	3,785,000	2,502,310	3,785,000	2,500,000	2,506,758	2,500,000